Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of countries based on the location of the customers
	Brokerage segment	Digital assets segment	Total

Year ended December 31, 2020:

External customers	$-	$-	$-

Total revenue	-	-	-

Segment income (loss)	-	(11,813)	(11,813)

Unallocated corporate expenses:
Other expense			(12,518)

Net income (loss) before taxes			$(24,331)

Year ended December 31, 2021:

External customers	$2,278	$266	$2,544

Total revenue	2,278	266	2,544

Segment income (loss)	383	(54,288)	(53,905)

Unallocated corporate expenses:
Other expense			(161,173)

Net income (loss) before taxes			$(215,078)

	Brokerage segment	Digital assets segment	Total

Year ended December 31, 2022:

External customers	$3,621	$652	$4,273

Total revenue, net	3,621	652	4,273

Segment income (loss)	(157)	(14,434)	(14,591)

Unallocated corporate expenses:
Other income			226,044

Net income (loss) before taxes			$211,453

Schedule of balance sheet information
	Brokerage segment	Digital assets segment	Total

As of December 31, 2021:

Segment assets	$2,544	$75,958	$78,502

Segment liabilities	940	300,496	301,436

As of December 31, 2022:

Segment assets	$2,351	$79,838	$82,189

Segment liabilities	1,077	63,644	64,721

Schedule of revenues from major customers
	Year ended December 31,
	2022	2021	2020

Brokerage segment:
Customer A	$452	$265	$-

Schedule of countries based on the location of the customers
	Year ended December 31,
	2022	2021	2020

Brokerage segment:
State of Israel	$1,562	$911	$-
Other countries	2,059	1,367	-

Digital assets segment:
State of Israel	$90	$-	$-
Other countries	562	266	-